FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Fair value measurement
Impairment losses, Equity investments without readily determinable fair value	¥ 5,000	$ 784	¥ 0	¥ 0
Impairment losses, Equity method investments	(5,691)	(894)	0	0
Unrealized gains (upward adjustments)	58,643	9,202	18,687	14,155
Revenue - Others
Fair value measurement
Changes in the fair value of derivative liabilities	14,918	2,341
Foreign currency swap contract
Fair value measurement
Derivative liabilities	14,918				$ 2,341
Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Unrealized gains (upward adjustments)	58,643	9,202	18,687	¥ 14,155
Recurring fair value measurement | Fair Value Measurement
Fair value measurement
Derivative liabilities	(14,918)				(2,341)
Recurring fair value measurement | Fair value adjustments
Fair value measurement
Derivative liabilities	(14,918)				(2,341)
Recurring fair value measurement | Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Derivative liabilities	(14,918)
Non-recurring fair value measurement
Fair value measurement
Impairment losses, Equity investments without readily determinable fair value	(5,000)	(784)
Impairment losses, Equity method investments	(5,691)	(894)
Derivative liabilities impairment	(10,691)	$ (1,678)
Non-recurring fair value measurement | Fair Value Measurement
Fair value measurement
Equity investments without readily determinable fair value	169,171		110,677		26,547
Fair value	154,253				24,206
Non-recurring fair value measurement | Fair value adjustments
Fair value measurement
Equity investments without readily determinable fair value	58,643		18,687		9,202
Fair value	43,725				$ 6,861
Non-recurring fair value measurement | Quoted price in active markets (Level 1) | Fair Value Measurement
Fair value measurement
Equity investments without readily determinable fair value	169,171
Fair value	169,171
Non-recurring fair value measurement | Significant observable inputs (Level 2) | Fair Value Measurement
Fair value measurement
Fair value	¥ (14,918)
Non-recurring fair value measurement | Significant unobservable inputs (Level 3) | Fair Value Measurement
Fair value measurement
Equity investments without readily determinable fair value			¥ 110,677